Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt

Note 7 — Long-Term Debt

Long-term debt consists of the following at March 31, 2026 and December 31, 2025:

	2026	2025

The Company entered into a $863,607 mortgage note payable, securitized by the Company’s real estate and cross-collateralized with all Company assets, with M&T Bank, requiring monthly installments of $7,389, including interest at a fixed rate of 6.13%. The note matures in February 2029.	$789,074	$799,052

The Company entered into a $1,064,000 term note payable with the U.S. Small Business Administration, requiring monthly installments of $6,652, including fees and interest at a fixed rate of 2.22%. The note matures in June 2036. The note is secured by certain assets of the Company and a personal guaranty of the Company’s stockholder.	603,369	616,440

The Company entered into a $1,268,732 Stockholder Loan, the proceeds of which were applied to pay down the M&T term notes above. The note is subject to an M&T Bank subordination agreement which may limit any repayments. The note amortization calls for monthly payments of $40,031.03 at 6.95% effective annual rate and matures on October 31, 2028. On February 28, 2026, the Company borrowed an additional $200,000 from the same stockholder with identical terms, other than the second loan matures on January 31, 2029.	1,468,733	1,268,732

Total Long-Term Debt	2,861,176	2,684,224

Less: Unamortized Debt Issuance Costs	50,921	55,091

Long-Term Debt, Less Unamortized Debt Issuance Costs	2,810,255	2,629,133

Less: Current Maturities	558,116	499,853

Long-Term Debt	$2,252,139	$2,129,280

At March 31, 2026, the future debt maturities are as follows:

December 31, 2026	$413,981
2027	590,334
2028	733,808
2029	105,525
2030	109,886
Thereafter	907,642
Total	$2,861,176

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 7 Long-Term Debt

On November 12, 2025, the Company repaid in full two term and equipment notes with M&T Bank in the aggregate amount of $1,368,732. Following repayment, no balances remained outstanding under these facilities at December 31, 2025.

Subordinated Shareholder Note

On November 12, 2025, in connection with the repayment of term and equipment debt, the Company entered into a subordinated term note (the “Shareholder Note”) with its majority stockholder in the principal amount of $1,268,732.

The Shareholder Note:

●	Bears interest at 6.953% per annum;

●	Amortizes over 35 monthly payments;

●	Matures on October 31, 2028, at which time all remaining principal and accrued interest are due; and

●	Is expressly subordinated to the Company’s obligations under the Credit Agreement.

Pursuant to a subordination agreement executed with M&T Bank, prepayments of the Shareholder Note are prohibited and payments are limited to interest only, subject to prior written approval by M&T Bank. The lender retains sole discretion regarding approval of such payments.

There are no cross-default provisions between the Shareholder Note and the Credit Agreement.

The Shareholder Note is classified as long-term debt at December 31, 2025, except for the portion contractually due within twelve months, if any.

Long-Term Debt Maturities

	2025	2024

The Company entered into a $863,607 mortgage note payable, securitized by the Company’s real estate and cross-collateralized with all Company assets, with M&T Bank, requiring monthly installments of $7,389, including interest at a fixed rate of 6.13%. The note matures in February 2029.	$799,052	$836,815

The Company entered into a $236,781 term note payable with M&T Bank, requiring monthly principal installments of $3,385, plus interest at a fixed rate of 6.05%. The note matures in March 2029. This note was paid off in November of 2025 as part of a modification to the M&T debt package.	-	205,829

The Company entered into a $1,775,000 term note payable with M&T Bank, requiring monthly principal installments of $34,886 plus interest at a fixed rate of 6.59%. The note matures in November 2028. This note was paid off in November of 2025 as part of a modification to the M&T debt package.	-	1,436,662

The Company entered into a $1,064,000 term note payable with the U.S. Small Business Administration, requiring monthly installments of $6,652, including fees and interest at a fixed rate of 2.22%. The note matures in June 2036. The note is secured by certain assets of the Company and a personal guaranty of the Company’s stockholder.	616,440	668,006

The Company entered into a $1,268,732 Stockholder Loan, The proceeds of which were applied to pay down the M&T term notes above. The note is subject to an M&T Bank subordination agreement which may limit any repayments. The note amortization calls for monthly payments of $40,031.03 at 6.95% effective annual rate and matures in 10/31/2028.	1,268,732	-

Total Long-Term Debt	2,684,224	3,147,312

Less: Unamortized Debt Issuance Costs	55,091	64,758

Long-Term Debt, Less Unamortized Debt Issuance Costs	2,629,133	3,082,554

Less: Current Maturities	499,853	467,742

Long-Term Debt	$2,129,280	$2,614,812

At December 31, 2025, the future debt maturities are as follows:

December 31, 2026	$535,615
2027	534,940
2028	489,977
2029	105,275
2030	109,621
Thereafter	908,796
Total	$2,684,224

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024